Consolidated Balance Sheets - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	€ 20,886	€ 19,464
Current portion of net trade accounts and notes receivable	11,328	11,884
Other receivables	1,259	1,434
Inventories	8,178	7,212
Other assets, current portion	447	382
Total current assets	42,097	40,376
Non-current assets
Property and equipment, net	4,069	4,208
Operating lease right-of-use assets	2,647
Intangible assets, net	770	847
Goodwill	2,412	2,412
Deposits and other non-current assets	640	546
Deferred tax assets	432	324
Net Trade accounts and notes receivable, non-current	2	26
Total assets	53,068	48,740
Current liabilities
Trade accounts and notes payable	6,046	6,297
Deferred revenues, current portion	1,892	1,929
Social security and other payroll withholdings taxes	1,207	1,177
Employee absences compensation	634	612
Income taxes payable	280	118
Other accrued liabilities	2,109	2,122
Short-term borrowings	3,513	3,683
Current obligations under finance leases in 2019 and capital leases in 2018	392	383
Current portion of operating lease obligations	958
Current portion of long-term debt	462	491
Total current liabilities	17,493	16,812
Non-current liabilities
Deferred revenues, non-current	1,313	973
Obligations under finance leases in 2019 and capital leases in 2018, non-current	653	852
Operating lease obligations, non-current	1,726
Long-term debt, non-current	957	1,339
Other long-term liabilities	3,567	3,800
Total liabilities	25,710	23,776
Shareholders’ equity
Common stock, €0.13 par value; 29,433,994 shares issued and 29,141,566 shares outstanding at December 31, 2019; 29,368,394 shares issued and 28,997,866 shares outstanding at December 31,2018	3,826	3,818
Additional paid-in capital	66,331	65,983
Retained earnings	(38,435)	(39,947)
Cumulative other comprehensive loss	(3,436)	(3,748)
Treasury stock, at cost; 292,428 at December 31, 2019 and 370,528 at December 31, 2018	(928)	(1,142)
Total shareholders’ equity	27,359	24,964
Total liabilities and shareholders’ equity	€ 53,068	€ 48,740